Leases - Schedule of Maturity Analysis of Undiscounted Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 177,156	$ 155,372
Less than one year
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	16,731	14,637
One to five years
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	58,722	51,053
Thereafter
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 101,703	$ 89,682